Note 8 - Stock Incentive Plan (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 86,029
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	9 months 25 days
General and Administrative Expense [Member]
Share-based Payment Arrangement, Expense	$ 57,850	$ 60,808